Subsequent events (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jul. 01, 2025	Jun. 30, 2024	Oct. 22, 2025	Jul. 22, 2025	Jun. 30, 2025	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Equity		$ (40,537)			$ 20,104	$ 3,746	$ 21,615
Gross proceeds from private placement		3,100
Loan balance					28,800			$ 21,100
Liabilities		$ 77,970			$ 77,024	$ 57,670
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Gross proceeds from private placement	$ 60,500
Liabilities				$ 7,500
cashless warrants			$ 1,200
Repayment accured interest			11,000
Repayment deferral			$ 8,900
Non-adjusting events after reporting period [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Equity	$ 2,500